Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments [Abstract]
Schedule of investments in fixed maturity securities with original maturities
	March 31, 2022			December 31, 2021
$ in thousands Investment type	Amortized Cost	Unrealized (Losses)	Fair Value	Amortized Cost	Unrealized (Losses)	Fair Value
Corporate bonds	$30,154	$(139)	$30,015	$32,349	$(17)	$32,332
Commercial paper	81,037	(226)	80,811	—	—	—
U.S. treasury bills	22,358	(31)	22,327	—	—	—
Total(1)	$133,549	$(396)	$133,153	$32,349	$(17)	$32,332

(1)      As of March 31, 2022, approximately $128.3 million have original maturities of ninety-one to 365 days and is disclosed as investments on our Condensed Consolidated Balance Sheets, and approximately $4.9 million of U.S. treasury bills with a maturity over one year is included within other long-term assets on the Condensed Consolidated Balance Sheets. The total balance as of December 31, 2021, have original maturities of ninety-one to 365 days and is disclosed as investments on our Condensed Consolidated Balance Sheets.

Investment type	Amortized Cost	Unrealized Losses	Fair Value
Corporate bonds	$32,349	$(17)	$32,332
Total	$32,349	$(17)	$32,332